January 16, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Great American Life Insurance Company

Post-Effective Amendment No. 1 to Registration Statement on Form S-1

File No. 333-229687

Commissioners:

Great American Life Insurance Company (the “Company”) is filing under the Securities Act of 1933, as amended (the “Securities Act”), Post-Effective Amendment No. 1 (the “Amendment”) to the registration statement referenced above (the “Registration Statement”) for the Index Frontier 7 Annuity, a modified single premium deferred annuity contract (the “Contract”).

The Company respectfully requests selective review of the Amendment in accordance with Securities Act Release No. 6510 (Feb. 15, 1984). Except for the changes discussed below, the disclosure in the Amendment is not substantially different from the disclosure included in Pre-Effective Amendment No. 2 to the Registration Statement, as filed on April 24, 2019 (Accession No. 0001193125-19-116400). Pre-Effective Amendment No. 2 was incorporated by reference into Pre-Effective Amendment No. 3 to the Registration Statement, which was filed on April 26, 2019 (Accession No. 0001193125-19-124830), solely for the purpose of adding an exhibit. Pre-Effective Amendment No. 3 was declared effective by the Commission on May 1, 2019.

The changes made in the Amendment reflect:

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The addition of a “Buffer Strategy,” an investment option with downside protection in the form of a buffer. The Contract currently offers “Conserve Strategies” and “Growth Strategies,” both of which are investment options with downside protection in the form of a floor.

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The addition of a new Conserve Strategy and Growth Strategy that link to the performance of the iShares MSCI EAFE ETF, an exchange traded fund to which none of the current investment options under the Contract are linked.

As has been discussed with the Commission Staff in connection with previous filings for the Contract, the Company intends to file a subsequent post-effective amendment that will include a prospectus for the Index Frontier 5 annuity. The Index Frontier 5 annuity is identical to the Index Frontier 7 annuity except for the length of the early withdrawal period. Due to the similarity of the annuities, the Company intends to incorporate changes made in the Index Frontier 7 disclosure to resolve Commission Staff comments into the Index Frontier 5 disclosure and to request selective review of the subsequent post-effective amendment.

The Company will separately provide a marked copy of the Amendment to facilitate the Commission Staff’s review. Other than the new and revised disclosures in the Amendment reflecting the changes listed above, the Company believes that there are no other disclosures in the Amendment that warrant particular attention by the Commission staff. The Company acknowledges that all bracketed disclosures, including detailed information about the Company under “Great American Life Information” and the Company’s financial statements, will be added by post-effective amendment prior to any request for acceleration of effectiveness.

Please direct any questions or comments regarding the Amendment to the undersigned at 513.412.1401 or at jdomaschko@gaig.com.

Sincerely,

/s/ John V. Domaschko
John V. Domaschko
Senior Counsel
Great American Life Insurance Company

cc:	John V. Domaschko, Great American Life Insurance Company

John P. Gruber, Great American Life Insurance Company

Dodie Kent, Eversheds Sutherland (US) LLP

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